Related Party Transactions (Details) - USD ($) $ in Thousands		1 Months Ended				3 Months Ended				12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Feb. 28, 2026	Jan. 31, 2026	Nov. 30, 2025	Jun. 30, 2026	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Payments for rent							$ 6			$ 6	$ 1,700
Operating lease cost							144	$ 137		564	679
Operating lease right-of-use assets	$ 1,431	$ 1,311					1,311			1,431	1,091
Total operating lease liabilities	1,433	1,312					1,312			1,433
Total lease liabilities current	440	407					407			440	352
Long-term liabilities	268	254					254			268	321
Purchased safe principal amount					$ 150
Repayment of Advances		330	$ 30
R&D Lease [Member]
Related Party Transaction [Line Items]
Operating lease cost						$ 73	18	$ 18	$ 73
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Non-interest-bearing, payable-on-demand advances				$ 30
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Non-interest-bearing, payable-on-demand advances	469			$ 330
Investors [Member]
Related Party Transaction [Line Items]
Operating lease right-of-use assets	330	316					316			330	386
Total operating lease liabilities	324	310					310			324	380
Total lease liabilities current	$ 56	$ 56					$ 56			$ 56	$ 59